Large-Cap Value Fund
FUND SUMMARY
Investment Objective:
The Large-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Large-Cap Value Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Large-Cap Value Fund Class N
Management Fees		0.54%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver and/or Expense Reimbursement	[1]	(0.33%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.84%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.84%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Large-Cap Value Fund Class N	86	268	466	1,037

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap value category at the time of purchase. The Adviser selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

While the Fund is actively managed for long-term total return, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Principal Risks:

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

While large-cap stocks have historically exhibited less volatility than small stocks over longer time horizons, the Fund is subject to the risk that large-cap value stocks will underperform other kinds of investments for a period of time.

In addition, large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Fund may expose shareholders to higher inflation risk (the risk that the Fund's value will not keep up with inflation) than some other stock market segments.

Value investing carries the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

If the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Large-Cap Value Index, an index of large-company, value-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Large-Cap Value Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -9.16%.

	Quarter	Total Return
Best Quarter	Q3 09	17.15%
Worst Quarter	Q4 08	-18.26%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Large-Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		14.51%	2.27%	6.26%	Oct. 31, 2003
Class N Return After Taxes on Distributions	[1]	14.20%	1.89%	5.88%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.79%	1.89%	5.35%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		15.51%	1.28%	5.11%
Lipper Large-Cap Value Index (reflects no deductions for fees, expenses or taxes)		13.02%	1.52%	4.58%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.